Notes Payable and Long-Term Debt, Unsecured Loan (Details) - Unsecured Loan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Apr. 17, 2020
Notes Payable and Long-Term Debt [Abstract]
Face amount		$ 7.5
Maturity date	Apr. 17, 2022
Interest rate	1.00%